Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000008009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Capital Cycles Fund
Class Name	Investor Shares
Trading Symbol	VGPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark index.
  Overall, the global economy slowed but continued to expand, and inflation came down from levels seen at the beginning of 2024. The largely supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates over the summer. Despite concerns at times about growth and sticky inflation, global stocks posted strong gains for the period, with U.S. stocks faring particularly well.
  By region, the Fund’s notable underweight to North America detracted most from relative performance. (North America accounted for about 60% of the index and about 40% of the Fund by weight during the period.) Stock selection in the Pacific region and emerging markets also hurt performance. On the other side of the ledger, selection in Europe helped results.
  Six of the Fund’s 11 industry sectors detracted from relative performance, with selection in information technology, financials, and materials detracting most. The largest contributions came from selection in industrials and energy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.76%	13.71%	5.55%
Spliced Global Capital Cycles Index	17.32%	10.09%	7.19%
MSCI All Country World Index	20.72%	11.04%	9.77%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,431,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 3,040,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$1,431
Number of Portfolio Holdings	59
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$3,040

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Africa	0.7%
Asia	12.0%
Europe	38.2%
North America	39.4%
Oceania	2.9%
South America	3.9%
Other Assets and Liabilities—Net	2.9%

C000008010 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Investor Shares
Trading Symbol	VGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.
  Many benchmark sectors recorded positive returns for the 12 months. Health care REITs—which returned more than 40%—contributed most to performance. Retail REITs, multifamily residential REITs, and real estate services were also top performers, posting double-digit gains. Industrial REITs and telecom tower REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.07%	2.94%	4.40%
Real Estate Spliced Index	12.35%	3.21%	4.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,846,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 1,151,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$65,846
Number of Portfolio Holdings	164
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,151

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Data Center REITs	8.1%
Health Care REITs	10.4%
Industrial REITs	9.5%
Multi-Family Residential REITs	7.5%
Other Specialized REITs	5.5%
Real Estate Services	6.9%
Retail REITs	11.6%
Self-Storage REITs	5.4%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	8.6%
Vanguard Real Estate II Index Fund[1]	13.9%
Other Assets and Liabilities—Net	9.2%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000032424 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.
  Many benchmark sectors recorded positive returns for the 12 months. Health care REITs—which returned more than 40%—contributed most to performance. Retail REITs, multifamily residential REITs, and real estate services were also top performers, posting double-digit gains. Industrial REITs and telecom tower REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.22%	3.07%	4.54%
ETF Shares Market Price	12.17%	3.05%	4.52%
Real Estate Spliced Index	12.35%	3.21%	4.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,846,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 1,151,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$65,846
Number of Portfolio Holdings	164
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,151

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Data Center REITs	8.1%
Health Care REITs	10.4%
Industrial REITs	9.5%
Multi-Family Residential REITs	7.5%
Other Specialized REITs	5.5%
Real Estate Services	6.9%
Retail REITs	11.6%
Self-Storage REITs	5.4%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	8.6%
Vanguard Real Estate II Index Fund[1]	13.9%
Other Assets and Liabilities—Net	9.2%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008011 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.
  Many benchmark sectors recorded positive returns for the 12 months. Health care REITs—which returned more than 40%—contributed most to performance. Retail REITs, multifamily residential REITs, and real estate services were also top performers, posting double-digit gains. Industrial REITs and telecom tower REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.22%	3.09%	4.55%
Real Estate Spliced Index	12.35%	3.21%	4.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,846,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 1,151,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$65,846
Number of Portfolio Holdings	164
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,151

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Data Center REITs	8.1%
Health Care REITs	10.4%
Industrial REITs	9.5%
Multi-Family Residential REITs	7.5%
Other Specialized REITs	5.5%
Real Estate Services	6.9%
Retail REITs	11.6%
Self-Storage REITs	5.4%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	8.6%
Vanguard Real Estate II Index Fund[1]	13.9%
Other Assets and Liabilities—Net	9.2%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008012 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.
  Many benchmark sectors recorded positive returns for the 12 months. Health care REITs—which returned more than 40%—contributed most to performance. Retail REITs, multifamily residential REITs, and real estate services were also top performers, posting double-digit gains. Industrial REITs and telecom tower REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	12.28%	3.12%	4.57%
Real Estate Spliced Index	12.35%	3.21%	4.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 65,846,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 1,151,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$65,846
Number of Portfolio Holdings	164
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,151

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Data Center REITs	8.1%
Health Care REITs	10.4%
Industrial REITs	9.5%
Multi-Family Residential REITs	7.5%
Other Specialized REITs	5.5%
Real Estate Services	6.9%
Retail REITs	11.6%
Self-Storage REITs	5.4%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	8.6%
Vanguard Real Estate II Index Fund[1]	13.9%
Other Assets and Liabilities—Net	9.2%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000211922 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Investor Shares
Trading Symbol	VEIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark, the FTSE All-World Index.
  Overall, the global economy slowed but continued to expand, and inflation came down from levels seen at the beginning of 2024. That largely supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates last summer. Despite concerns at times about growth and sticky inflation, global stocks posted strong gains for the period, with U.S. stocks faring particularly well.
  Stock selection in North America, which accounted for more than 65% of the index, held back relative performance the most. An overweight allocation to Europe also hurt results. On the other side of the ledger, selection in the Pacific region and emerging markets added the most to performance.
  Seven of the Fund’s 11 industry sectors detracted from relative performance. Selection in consumer staples and an underweight allocation to communication services hurt results the most. Selection in industrials and financials, as well as not holding energy stocks, boosted relative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 5, 2019, Through January 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/5/2019)
Investor Shares	16.60%	13.02%	13.78%
FTSE All-World Index	20.77%	11.33%	12.27%

Performance Inception Date	Jun. 05, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,408,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,284,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$1,408
Number of Portfolio Holdings	40
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$3,284

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Asia	14.4%
Europe	32.7%
North America	51.3%
Other Assets and Liabilities—Net	1.6%

C000211921 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark, the FTSE All-World Index.
  Overall, the global economy slowed but continued to expand, and inflation came down from levels seen at the beginning of 2024. That largely supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates last summer. Despite concerns at times about growth and sticky inflation, global stocks posted strong gains for the period, with U.S. stocks faring particularly well.
  Stock selection in North America, which accounted for more than 65% of the index, held back relative performance the most. An overweight allocation to Europe also hurt results. On the other side of the ledger, selection in the Pacific region and emerging markets added the most to performance.
  Seven of the Fund’s 11 industry sectors detracted from relative performance. Selection in consumer staples and an underweight allocation to communication services hurt results the most. Selection in industrials and financials, as well as not holding energy stocks, boosted relative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 5, 2019, Through January 31, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/5/2019)
Admiral Shares	16.72%	13.13%	13.89%
FTSE All-World Index	20.77%	11.33%	12.27%

Performance Inception Date	Jun. 05, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,408,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,284,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$1,408
Number of Portfolio Holdings	40
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$3,284

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Asia	14.4%
Europe	32.7%
North America	51.3%
Other Assets and Liabilities—Net	1.6%